Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of detailed information about fixed assets

	2023
	PV + Storage (A)	Wind farms (B)	Others	Total
	USD in thousands
Cost:
As of January 1, 2023	529,426	1,760,859	5,639	2,295,924
Capitalization – IFRS 16	1,632	2,790	-	4,422
Additions (1)	692,754	79,466	2,575	774,795
Sale of consolidated companies (2)	(21,828)	-	-	(21,828)
Translation differences	(22,590)	51,393	(100)	28,703
Cost as of December 31, 2023	1,179,394	1,894,508	8,114	3,082,016

Accumulated depreciation:
As of January 1, 2023	17,079	56,089	2,022	75,190
Depreciation expenses	11,839	46,058	938	58,835
Sale of consolidated companies (2)	(3,098)	-	-	(3,098)
Translation differences	(230)	4,032	(82)	3,720
Accumulated depreciation as of December 31, 2023	25,590	106,179	2,878	134,647

Carrying value as of December 31, 2023	1,153,804	1,788,329	5,236	2,947,369

	2022
	PV + Storage (A)	Wind farms (B)	Others	Total
	USD in thousands
Cost:
As of January 1, 2022	122,565	1,403,984	3,908	1,530,457
Capitalization – IFRS 16	-	4,053	-	4,053
Additions (1)	280,518	460,722	2,190	743,430
Reclassification from IFRIC 12	162,359	-	-	162,359
Initial consolidation	1,432	-	-	1,432
Translation differences	(37,448)	(107,900)	(459)	(145,807)
Cost as of December 31, 2022	529,426	1,760,859	5,639	2,295,924

Accumulated depreciation:
As of January 1, 2022	10,726	29,498	1,404	41,628
Depreciation expenses	7,678	28,445	761	36,884
Translation differences	(1,325)	(1,854)	(143)	(3,322)
Accumulated depreciation as of December 31, 2022	17,079	56,089	2,022	75,190

Carrying value as of December 31, 2022	512,347	1,704,770	3,617	2,220,734

(1)
A total of approximately USD 28 million out of the additions applies to the capitalization of borrowing costs which arose from the construction of the qualifying assets period (2022: approximately USD 39 million).

(2)	During 2023 the Company sold two consolidated entities “Dorot” and “Talmei Yafe”. For additional information see Note 29A (22).

PV + Storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of detailed information about review of project for fixed assets
Electricity production projects	PV Projects in Israel	PV Projects in Hungary(*)	APEX	Atrisco(*)
Country	Israel	Hungary	United States	United States
Year of commercial operation (if applicable)	2012-2023	2019-2023	2023	-
Installed capacity	281.1 MWp+519.2 MWh storage	143 MWp	105 MWp	364 MWp+1200Mwh
Effective holding rate	50.1%-100%	50.1%-100%	90.1%	90.1%
Depreciated cost as of December 31, 2023	USD 436 million	USD 85 million	USD 140 million	USD 497 million

(*) Projects under construction or include projects under construction

Wind farms [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of detailed information about review of project for fixed assets
Electricity production projects	EWK	Lukovac	SOWI	Picasso	Björnberget
Country	Serbia	Croatia	Kosovo	Sweden	Sweden
Year of commercial operation	2019	2018	2021	2021	2023
Installed capacity	105 MWp	49 MWp	105 MWp	113 MWp	372 MWp
Effective holding rate	50.1%	50.1%	60%	68.8%	55.18%
Depreciated cost as of December 31, 2023	USD 143 million	USD 50 million	USD 136 million	USD 141 million	USD 390 million

Electricity production projects	Emek HaBacha	Ruach Beresheet	Gecama
Country	Israel	Israel	Spain
Year of commercial operation	2022	2023	2022
Installed capacity	109 MWp	189 MWp	329 MWp
Effective holding rate	40.85%	54%	72%
Depreciated cost as of December 31, 2023	USD 192 million	USD 377 million	USD 340 million